Long-term Debt and Borrowing Arrangements (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
Long-term debt and other borrowing arrangements consisted of:

	Maturity Date	As of December 31,
		2013	2012
Floating Rate Senior Notes	May 2014	$—	$250
3½% Convertible Notes	October 2014	66	128
Floating Rate Term Loan (a)	May 2016	—	49
4⅞% Senior Notes	November 2017	300	300
Floating Rate Senior Notes	December 2017	247	—
9⅝% Senior Notes	March 2018	—	446
8¼% Senior Notes	January 2019	691	730
Floating Rate Term Loan (a)	March 2019	989	689
9¾% Senior Notes	March 2020	223	250
6% Euro-denominated Senior Notes	March 2021	344	—
5½% Senior Notes	April 2023	500	—
		3,360	2,842
Other		34	63
Total		3,394	2,905
Less: Short-term debt and current portion of long-term debt		89	57
Long-term debt		$3,305	$2,848
__________

(a)
The Floating Rate Term Loans are part of the Company’s senior credit facility, which is secured by pledges of capital stock of certain subsidiaries of the Company, and liens on substantially all of the Company’s intellectual property and certain other real and personal property.

Contractual Maturities of Company's Corporate Debt	The following table provides contractual maturities of the Company’s corporate debt at December 31, 2013:

Year	Amount
2014	$89
2015	17
2016	16
2017	561
2018	11
Thereafter	2,700
$3,394

Schedule of Committed Credit Facilities
At December 31, 2013, the committed corporate credit facilities available to the Company and/or its subsidiaries were as follows:

	Total Capacity	Outstanding Borrowings	Letters of Credit Issued	Available Capacity
Senior revolving credit facility maturing 2018 (a)	$1,650	$—	$598	$1,052
Other facilities (b)	13	1	—	12
__________

(a)
The senior revolving credit facility bears interest at one-month LIBOR, plus 225 basis points. The senior revolving credit facility is part of the Company’s senior credit facility, which is secured by pledges of capital stock of certain subsidiaries of the Company, and liens on substantially all of the Company’s intellectual property and certain other real and personal property.

(b)	These facilities encompass bank overdraft lines of credit, bearing interest of 4.50% to 5.69% as of December 31, 2013.